Other Operational Loss (Details) (USD $) In Thousands, unless otherwise specified	0 Months Ended	6 Months Ended
	Sep. 29, 2010	Jun. 30, 2013	Jun. 30, 2012
Other Operational Loss [Line Items]
Percentage Of Future Proceeds Sold	45.00%
Other operational loss		$ 562	$ 0
Sale Of Future Claims Proceeds	5,000
Settlement of a specific Commercial Claim mentioned in Other Operational Gain Note
Other Operational Loss [Line Items]
Other operational loss		$ 562